Consolidated Statements of Operations (USD $)	12 Months Ended		16 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue, Net
Costs and Expenses [Abstract]
Labor and Related Expense	19,726,749	1,425,451	20,808,828
Exploration Expense, Mining	5,221,001	2,298,090	7,021,023
Professional Fees	2,334,297	6,475,520	7,905,476
General and Administrative Expense	4,172,283	2,037,692	5,604,753
Total operating expenses	31,454,330	12,236,753	41,340,080
Operating loss from continuing operations	(31,454,330)	(12,236,753)	(41,340,080)
Nonoperating Income (Expense) [Abstract]
Derivative expense		(5,198,206)
Other Income	80,000		80,000
Gain (Loss) on Disposition of Assets for Financial Service Operations	930,000		930,000
Gain (Loss) on Disposition of Stock in Subsidiary	2,500,000		2,500,000
Gains (Losses) on Extinguishment of Debt	(4,769,776)		(4,769,776)
Derivative, Gain (Loss) on Derivative, Net	(1,454,889)	6,902,806	5,447,917
Loss from disposal of assets	(18,729)	(174,030)	(192,759)
Litigation Settlement, Expense	(4,883,196)	4,799,000	(9,682,196)
Trading Securities, Realized Gain	19,702		19,702
Available-for-sale Securities, Gross Realized Gain (Loss)	1,490,600		1,490,600
Income (Loss) from Equity Method Investments	(83,333)		(83,333)
Interest Expense, Other	(11,408,798)	(5,964,380)	(15,924,274)
Nonoperating Income (Expense)	(17,598,419)	(9,232,810)	(20,184,119)
Loss from continuing operations before provision for income taxes	(49,052,749)	(21,469,563)	(61,524,199)
Provision for income taxes
Loss from continuing operations	(49,052,749)	(21,469,563)	(61,524,199)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(50,298)	(3,088,373)	802,367
Net loss	(49,103,047)	(24,557,936)	(60,721,832)
Less: Net loss (income) attributable to non-controlling interest	(1,164)	1,164	(172,517)
Net loss attributable to Pershing Gold Corporation	(49,104,211)	(24,556,772)	(60,894,349)
Preferred deemed dividend	(2,702,777)	(3,284,396)	(5,987,173)
Preferred stock dividends	(21,150)		(21,150)
Net loss available to common stockholders	$ (51,828,138)	$ (27,841,168)	$ (66,902,672)
Income (Loss) from Operations before Extraordinary Items, Per Basic and Diluted Share [Abstract]
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (0.22)	$ (0.31)	$ (0.25)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ (0.04)	$ 0.00
Earnings Per Share, Basic and Diluted	$ (0.22)	$ (0.35)	$ (0.25)
Weighted Average Number of Shares Outstanding, Basic and Diluted	219,530,283	70,372,421	242,840,594